UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM


--------------------------------------------------------------------------------
1.     Name and address of issuer:
                     Matrix/LMH Value Fund Inc.
                          560 Hudson Street
                        Hackensack, NJ 07601

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

--------------------------------------------------------------------------------
3.     Investment Company Act File Number:                 811-3758


       Securities Act File Number:
--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed:
                           June 30, 1998


--------------------------------------------------------------------------------
4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c). |_| Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.     Calculation of registration fee:

       (i)    Aggregate  sale price of securities
              sold   during   the   fiscal   year
              pursuant to section 24(f):                              $2,678,341
                                                                    ------------
       (ii)   Aggregate   price   of   securities
              redeemed or repurchased  during the
              fiscal year:                             $2,285,586
                                                    -------------
       (iii)  Aggregate   price   of   securities
              redeemed or repurchased  during any
              PRIOR fiscal year ending no earlier
              than October 11, 1995 that were not
              previously     used    to    reduce
              registration  fees  payable  to the
              Commission:                                      $0
                                                    -------------
       (iv)   Total available  redemption credits
              [add Items 5(ii) and 5(iii)]:                           $2,285,586
                                                                     -----------

       (v)    Net sales - if Item 5(i) is greater
              than  Item  5(iv)   [subtract  Item
              5(iv) from Item 5(i)]:                                    $392,755
-----------------------------------------------------------------    -----------
       (vi)   Redemption  Credits  available  for
              use in future  years - if Item 5(i)
              is less than Item  5(iv)  [subtract
              Item 5(iv) from Item 5(i)]:                      $0
                                                    -------------
-----------------------------------------------------------------
       (vii)  Multiplier     for      determining
              registration  fee (See  Instruction
              C.9):                                                   0.00029500
                                                                     -----------

       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)]  (enter "0" if
              no fee is due):                                            $115.86
                                                                     ===========
--------------------------------------------------------------------------------
6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.
--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)plus line7]:

                                     $115.86

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Date:   9/28/98                             CIK Number:     0000720498
            ----------------                                    -------------

       Method of Delivery:
                           |X| Wire Transfer
                           |_| Mail or other means
--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*    KEVIN B. PAGE
                                  ------------------------------------------
                                       ASSISTANT TREASURER
                                  ------------------------------------------

                                  Date         9/28/98
                                      --------------------------

   *Please print the name and title of the signing officer below the signature